CAMINO ROJO PROJECT LOAN (Details) - Camino Rojo project loan $ in Millions	Dec. 31, 2019 USD ($) tranche
Disclosure of detailed information about borrowings [line items]
Notional amount | $	$ 125
Number of tranches | tranche	3
Interest rate	8.80%